Note 8 - Equity in earnings of non-consolidated companies	12 Months Ended
Dec. 31, 2025
Note 8 - Equity in earnings of non-consolidated companies
Note 8 - Equity in earnings of non-consolidated companies
8           Equity in earnings of non-consolidated companies

	Year ended December 31,
	2025	2024	2023
Earnings from non-consolidated companies	58,038	8,548	104,897
Remeasurement of previously held interest	-	-	4,506
Bargain purchase gain	-	-	11,487
Net loss related to participation increase in Usiminas	-	-	(25,486)
	58,038	8,548	95,404

Earnings from non-consolidated companies: For the year ended December 31, 2025 and 2024, includes a loss of approximately $12.4 million and $43.3 million respectively, related to a provision for the ongoing litigation related to the acquisition of participation in Usiminas.

Remeasurement of previously held interest and Bargain purchase gain: For year ended December 31, 2023, related to GPC acquisition.

Net loss related to participation increase in Usiminas: For more information see note 14 “Investments in non-consolidated companies - Usiminas”.